Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 1.10	$ 1.00